Provision for Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Provision for Income Taxes

NOTE 8: PROVISION FOR INCOME TAXES

The provision (benefit) for income taxes for the six months ended June 30, 2017 and the year ended December 31, 2016 differs from the amount which would be expected as a result of applying the statutory tax rates to the losses before income taxes due primarily to the valuation allowance to fully reserve net deferred tax assets.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

	As of June 30, 2017	As of December 31, 2016
Deferred tax assets:
Net operating loss before non-deductible items	$(492,275)	$(437,701)
Tax rate	34%	34%
Total deferred tax assets	167,374	148,818
Less: Valuation allowance	(167,374)	(148,818)

Net deferred tax assets	$-	$-

As of June 30, 2017, the Company has a net operating loss carry forward of $492,275 expiring through 2037. The Company has provided a valuation allowance against the full amount of the deferred tax asset due to management’s uncertainty about its realization. Furthermore, the net operating loss carry forward may be subject to further limitation pursuant to Section 382 of the Internal Revenue Code. The valuation allowance was increased by $18,556 in 2017.

NOTE 8: PROVISION FOR INCOME TAXES

The provision (benefit) for income taxes for the years ended December 31, 2016 and 2015 differs from the amount which would be expected as a result of applying the statutory tax rates to the losses before income taxes due primarily to the valuation allowance to fully reserve net deferred tax assets.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

	As of December 31, 2016	As of December 31, 2015
Deferred tax assets:
Net operating loss before non-deductible items	$(437,701)	$(430,930)
Tax rate	34%	34%
Total deferred tax assets	148,818	146,516
Less: Valuation allowance	(148,818)	(146,516)

Net deferred tax assets	$-	$-

As of December 31, 2016, the Company has a net operating loss carry forward of $437,701 expiring through 2036. The Company has provided a valuation allowance against the full amount of the deferred tax asset due to management’s uncertainty about its realization. Furthermore, the net operating loss carry forward may be subject to further limitation pursuant to Section 382 of the Internal Revenue Code. The valuation allowance was increased by $2,302 in 2016.

Omnim2m, Inc [Member]
Provision for Income Taxes

NOTE 6: PROVISION FOR INCOME TAXES

The provision (benefit) for income taxes for the six months ended June 30, 2017 and the year ended December 31, 2016 differs from the amount which would be expected as a result of applying the statutory tax rates to the losses before income taxes due primarily to the valuation allowance to fully reserve net deferred tax assets.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

	As of June 30, 2017	As of December 31, 2016
Deferred tax assets:
Net operating loss before non-deductible items	$(251,046)	$(216,017)
Tax rate	34%	34%
Total deferred tax assets	85,356	73,446
Less: Valuation allowance	(85,356)	(73,446)

Net deferred tax assets	$-	$-

As of June 30,2017, the Company has a net operating loss carry forward of $251,046 expiring through 2037. The Company has provided a valuation allowance against the full amount of the deferred tax asset due to management’s uncertainty about its realization. Furthermore, the net operating loss carry forward may be subject to further limitation pursuant to Section 382 of the Internal Revenue Code.

NOTE 6: PROVISION FOR INCOME TAXES

The provision (benefit) for income taxes for the year ended December 31, 2016 differs from the amount which would be expected as a result of applying the statutory tax rates to the losses before income taxes due primarily to the valuation allowance to fully reserve net deferred tax assets.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

As of December 31, 2016
Deferred tax assets:
Net operating loss before non-deductible items	$(216,017)
Tax rate	34%
Total deferred tax assets	73,446
Less: Valuation allowance	(73,446)

Net deferred tax assets	$-

As of December 31, 2016, the Company has a net operating loss carry forward of $216,017 expiring through 2036. The Company has provided a valuation allowance against the full amount of the deferred tax asset due to management’s uncertainty about its realization. Furthermore, the net operating loss carry forward may be subject to further limitation pursuant to Section 382 of the Internal Revenue Code.